Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 13.3%
Entertainment 2.8%
Activision Blizzard, Inc.	249,174	23,173,182
Walt Disney Co. (The)(a)	120,698	22,271,195
Total		45,444,377
Interactive Media & Services 6.5%
Alphabet, Inc., Class A(a)	15,865	32,721,880
Alphabet, Inc., Class C(a)	17,607	36,422,368
Facebook, Inc., Class A(a)	128,923	37,971,691
Total		107,115,939
Media 2.7%
Comcast Corp., Class A	804,652	43,539,720
Wireless Telecommunication Services 1.3%
T-Mobile USA, Inc.(a)	174,068	21,808,980
Total Communication Services		217,909,016
Consumer Discretionary 12.3%
Hotels, Restaurants & Leisure 1.6%
Darden Restaurants, Inc.	71,286	10,122,612
McDonald’s Corp.	73,303	16,430,134
Total		26,552,746
Internet & Direct Marketing Retail 5.9%
Amazon.com, Inc.(a)	23,509	72,738,727
eBay, Inc.	406,169	24,873,789
Total		97,612,516
Multiline Retail 0.9%
Dollar Tree, Inc.(a)	129,280	14,797,389
Specialty Retail 2.8%
AutoZone, Inc.(a)	6,841	9,606,816
Lowe’s Companies, Inc.	171,832	32,679,010
Ulta Beauty, Inc.(a)	12,039	3,722,098
Total		46,007,924
Textiles, Apparel & Luxury Goods 1.1%
Tapestry, Inc.(a)	307,116	12,656,251
Under Armour, Inc., Class A(a)	204,476	4,531,188
Total		17,187,439
Total Consumer Discretionary		202,158,014
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.3%
Food & Staples Retailing 1.0%
Sysco Corp.	217,455	17,122,407
Food Products 0.9%
Mondelez International, Inc., Class A	238,934	13,984,807
Tobacco 1.4%
Philip Morris International, Inc.	258,308	22,922,252
Total Consumer Staples		54,029,466
Energy 3.0%
Oil, Gas & Consumable Fuels 3.0%
Canadian Natural Resources Ltd.	388,113	11,981,048
Chevron Corp.	212,815	22,300,884
EOG Resources, Inc.	205,959	14,938,206
Total		49,220,138
Total Energy		49,220,138
Financials 12.4%
Banks 4.4%
Bank of America Corp.	735,303	28,448,873
Citigroup, Inc.	256,033	18,626,401
JPMorgan Chase & Co.	160,906	24,494,720
Total		71,569,994
Capital Markets 3.7%
BlackRock, Inc.	32,060	24,171,957
Morgan Stanley	246,574	19,148,937
State Street Corp.	204,273	17,160,975
Total		60,481,869
Consumer Finance 1.3%
American Express Co.	155,202	21,951,771
Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B(a)	131,024	33,472,701
Insurance 1.0%
Aon PLC, Class A	72,435	16,668,018
Total Financials		204,144,353
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 10.7%
Biotechnology 1.2%
BioMarin Pharmaceutical, Inc.(a)	110,290	8,327,998
Vertex Pharmaceuticals, Inc.(a)	57,223	12,296,651
Total		20,624,649
Health Care Equipment & Supplies 4.3%
Abbott Laboratories	134,403	16,106,856
Baxter International, Inc.	97,068	8,186,715
Dentsply Sirona, Inc.	208,567	13,308,660
Medtronic PLC	235,896	27,866,394
Stryker Corp.	20,763	5,057,452
Total		70,526,077
Health Care Providers & Services 2.2%
Anthem, Inc.	29,356	10,537,336
Cigna Corp.	54,771	13,240,342
CVS Health Corp.	156,019	11,737,309
Total		35,514,987
Pharmaceuticals 3.0%
Eli Lilly and Co.	87,013	16,255,769
Johnson & Johnson	200,550	32,960,392
Total		49,216,161
Total Health Care		175,881,874
Industrials 9.3%
Aerospace & Defense 2.8%
Raytheon Technologies Corp.	586,607	45,327,123
Building Products 1.0%
Carrier Global Corp.	399,053	16,848,018
Industrial Conglomerates 1.1%
Honeywell International, Inc.	85,007	18,452,469
Machinery 1.4%
Stanley Black & Decker, Inc.	112,573	22,477,451
Road & Rail 3.0%
Uber Technologies, Inc.(a)	389,467	21,229,846
Union Pacific Corp.	131,458	28,974,658
Total		50,204,504
Total Industrials		153,309,565
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 27.6%
Communications Equipment 0.7%
Cisco Systems, Inc.	211,849	10,954,712
Electronic Equipment, Instruments & Components 1.9%
TE Connectivity Ltd.	249,962	32,272,594
IT Services 6.0%
Fidelity National Information Services, Inc.	121,902	17,140,640
Fiserv, Inc.(a)	183,559	21,850,863
MasterCard, Inc., Class A	118,285	42,115,374
PayPal Holdings, Inc.(a)	74,632	18,123,635
Total		99,230,512
Semiconductors & Semiconductor Equipment 2.9%
Lam Research Corp.	23,565	14,026,831
Marvell Technology Group Ltd.	182,623	8,944,874
NVIDIA Corp.	28,639	15,291,221
NXP Semiconductors NV	43,887	8,836,209
Total		47,099,135
Software 10.0%
Adobe, Inc.(a)	42,366	20,139,526
Autodesk, Inc.(a)	54,214	15,025,410
Intuit, Inc.	46,135	17,672,473
Microsoft Corp.	404,253	95,310,730
Palo Alto Networks, Inc.(a)	50,390	16,228,603
Total		164,376,742
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	703,110	85,884,886
Western Digital Corp.	219,661	14,662,372
Total		100,547,258
Total Information Technology		454,480,953
Materials 4.2%
Chemicals 3.3%
Air Products & Chemicals, Inc.	25,944	7,299,085
Corteva, Inc.	312,565	14,571,780
International Flavors & Fragrances, Inc.	157,798	22,030,179
Nutrien Ltd.	76,000	4,095,640
Sherwin-Williams Co. (The)	8,791	6,487,846
Total		54,484,530

2	Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.9%
Newmont Corp.	227,611	13,718,115
Total Materials		68,202,645
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
American Tower Corp.	105,797	25,291,831
Total Real Estate		25,291,831
Utilities 1.8%
Electric Utilities 1.0%
American Electric Power Co., Inc.	199,082	16,862,245
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The)	500,179	13,409,799
Total Utilities		30,272,044
Total Common Stocks (Cost $1,095,217,769)		1,634,899,899

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	12,998,677	12,997,378
Total Money Market Funds (Cost $12,997,378)		12,997,378
Total Investments in Securities (Cost: $1,108,215,147)		1,647,897,277
Other Assets & Liabilities, Net		(2,984,012)
Net Assets		1,644,913,265

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	18,641,916	67,701,458	(73,345,996)	—	12,997,378	—	2,690	12,998,677
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7002_03_L01_(03/21)